Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
GMHP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following table reconciles the Net assets available for benefits per the audited financial statements to the Form 5500 Annual Report:

(in thousands of dollars)	2025	2024
Net assets available for benefits per financial statements	$55,715	$51,639
Certain deemed distributions of participant loans	(19)	(44)
Adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	(43)	(111)
Net assets per Form 5500	$55,653	$51,484

The following table reconciles the Plan's Net increase (decrease) in net assets available for benefits per the audited financial statements to the Form 5500 Annual Report:

(in thousands of dollars)	2025
Plan's Net increase (decrease) in net assets available for benefits per financial statements	$4,076
Change in certain deemed distributions of participant loans	25
Change in adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	68
Net income (loss) per Form 5500	$4,169